REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - Revision to financial statements (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs	$ 476	$ 676	$ 498	$ 413			$ 440
Total current liabilities	4,609	5,058	4,457	3,676			3,838
Other liabilities	474	449	522	297			300
Total liabilities	10,093	10,730	10,446	6,134			6,220
Net parent investment				6,040			6,023	$ 7,159	$ 7,499
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)	4,341	4,315	4,284
Accumulated other comprehensive income/(loss)	(1,353)	(1,089)	(1,143)	(1,161)			(1,096)	(1,221)
Total stockholders' equity before non-controlling interests	2,117	2,618	2,765				4,927	5,938
Total equity	$ 2,211	$ 2,711	$ 2,767	4,932	$ 4,902		$ 4,985	5,994	6,358	$ 6,358
Common Stock, Par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01				$ 0.01
Common Stock, Shares authorized (in shares)	1,000.0	1,000.0	1,000.0				1,000.0
Common Stock, Shares issued (in shares)	228.1	224.5	224.2				224.2
Unrecognized tax benefits			$ 44				$ 18	15		$ 14
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs			585	489			512
Total current liabilities			4,544	3,752			3,910
Other liabilities			501	278			282
Total liabilities			10,511	6,190			6,274
Net parent investment				5,985			5,972	7,112	7,457
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)			4,218
Accumulated other comprehensive income/(loss)			(1,143)	(1,163)			(1,100)	(1,220)
Total stockholders' equity before non-controlling interests			2,700				4,873	5,892
Total equity			2,702	4,875			4,931	5,948	6,315
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs			(87)	(76)			(72)
Total current liabilities			(87)	(76)			(72)
Other liabilities			22	19			18
Total liabilities			(65)	(57)			(54)
Net parent investment				55			51	47	43
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)			66
Accumulated other comprehensive income/(loss)			(1)	2			4	(1)
Total stockholders' equity before non-controlling interests			65				54	46
Total equity			65	$ 57			$ 54	$ 46	43
Over-accrual of Accrued contract costs
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs			498
Total current liabilities			4,457
Other liabilities			522
Total liabilities			10,446
Net parent investment					6,027	$ 6,023
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)			4,284
Accumulated other comprehensive income/(loss)			(1,143)		(1,182)	(1,096)
Total stockholders' equity before non-controlling interests			2,765
Total equity			$ 2,767		4,902	4,985
Common Stock, Par value (in dollars per share)			$ 0.01
Common Stock, Shares authorized (in shares)			1,000.0
Common Stock, Shares issued (in shares)			224.2
Over-accrual of Accrued contract costs | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs			$ 585
Total current liabilities			4,544
Other liabilities			501
Total liabilities			10,511
Net parent investment					5,976	5,972
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)			4,218
Accumulated other comprehensive income/(loss)			(1,143)		(1,186)	(1,100)
Total stockholders' equity before non-controlling interests			2,700
Total equity			2,702		4,848	4,931
Over-accrual of Accrued contract costs | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accrued contract costs		$ 87	(87)						(57)
Total current liabilities			(87)
Other liabilities			22
Total liabilities			(65)
Net parent investment					51	51
Common stock, par value $0.01 per share, and additional paid-in capital (1,000.0 shares authorized, 224.2 shares issued)			66
Accumulated other comprehensive income/(loss)			(1)		4	4
Total stockholders' equity before non-controlling interests			65
Total equity			$ 65		$ 54	$ 54			$ 43